Volkswagen Auto Lease Trust 2019-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-28-22	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		3/17/2022
2	Payment Date		3/21/2022
3	Collection Period	2/1/2022	2/28/2022	28
4	Monthly Interest Period- Actual	2/22/2022	3/20/2022	27
5	Monthly Interest - 30/360			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	235,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	472,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	60,000,000.00	—	—	—	—	—
9	Class A-3 Notes	435,000,000.00	34,838,673.61	—	34,838,673.61	—	—
10	Class A-4 Notes	98,000,000.00	98,000,000.00	—	10,535,326.52	87,464,673.48	0.8924967

11	Equals: Total Securities	$1,300,000,000.00	$132,838,673.61	$—	$45,374,000.13	$87,464,673.48

12	Overcollateralization	229,411,767.03	233,235,294.47			233,235,294.47

13	Total Securitization Value	$1,529,411,767.03	$366,073,968.08		$45,374,000.13	$320,699,967.95

14	NPV Lease Payments Receivable	697,731,670.63	49,978,250.23			41,033,147.03
15	NPV Base Residual	831,680,096.40	316,095,717.85			279,666,820.92
16	Number of Leases	59,863	19,317			17,131

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
17	Class A-1 Notes	2.12835%	N/A	—	—	—	—
18	Class A-2-A Notes	2.00000%	N/A	—	—	—	—
19	Class A-2-B Notes	0.47071%	0.17071%	—	—	—	—
20	Class A-3 Notes	1.99000%	N/A	57,774.13	0.1328141	34,896,447.74	80.2217190
21	Class A-4 Notes	2.02000%	N/A	164,966.67	1.6833333	10,700,293.19	109.1866652

	Equals: Total Securities			222,740.80		45,596,740.93

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Lease Payments Received		8,382,704.28
23	Pull Ahead Waived Payments		—
24	Sales Proceeds - Early Terminations		21,155,515.53
25	Sales Proceeds - Scheduled Terminations		27,074,557.74
26	Security Deposits for Terminated Accounts		14,725.00
27	Excess Wear and Tear Received		18,121.54
28	Excess Mileage Charges Received		27,227.61
29	Proceeds Received on Defaulted Leases and Other Recoveries		149,829.27

30	Subtotal: Total Collections		56,822,680.97

31	Repurchase Payments		—
32	Postmaturity Term Extension		—
33	Investment Earnings on Collection Account		1,518.98

34	Total Available Funds, prior to Servicer Advances		56,824,199.95

35	Servicer Advance		—

36	Total Available Funds		56,824,199.95

37	Reserve Account Draw		—

38	Available for Distribution		56,824,199.95

D.	DISTRIBUTIONS
39	Payment Date Advance Reimbursement (Item 84)		—
40	Servicing Fee (Servicing and Administrative Fees paid pro rata):
41	Servicing Fee Shortfall from Prior Periods		—
42	Servicing Fee Due in Current Period		305,061.64
43	Servicing Fee Shortfall		—
44	Administration Fee (Servicing and Administrative Fees paid pro rata):
45	Administration Fee Shortfall from Prior Periods		—
46	Administration Fee Due in Current Period		2,500.00
47	Administration Fee Shortfall		—
48	Interest Shortfall from Prior Periods
49	Interest Paid to Noteholders		222,740.80
50	First Priority Principal Distribution Amount		—
51	Amount Paid to Reserve Account to Reach Specified Balance		—
52	Subtotal: Remaining Available Funds	56,293,897.51
53	Regular Principal Distribution Amount	45,374,000.13
54	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		45,374,000.13
55	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		—

56	Remaining Available Funds		10,919,897.38

*

Volkswagen Auto Lease/Loan Underwritten Funding, LLC, as Transferor, has elected to exercise its option under Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture to purchase the Trust SUBI Certificate immediately after the monthly payment of principal and interest on March 21, 2022 (the Redemption Date) and has deposited $ 87,464,673.48 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		132,838,673.61
59	Less: Aggregate Securitization Value (End of Collection Period)		(320,699,967.95)

60	First Priority Principal Distribution Amount (not less than zero)		—

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		132,838,673.61
63	Less: Targeted Note Balance		(87,464,673.48)
64	Less: First Priority Principal Distribution Amount		—

65	Regular Principal Distribution Amount		45,374,000.13

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		320,699,967.95
68	Less: Targeted Overcollateralization Amount (15.25% of Initial Securitization Value)		(233,235,294.47)

69	Targeted Note Balance		87,464,673.48

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 34)		56,824,199.95
72	Less: Payment Date Advance Reimbursement (Item 84)		—
73	Less: Servicing Fees Paid (Items 41, 42 and 43)		305,061.64
74	Less: Administration Fees Paid (Items 45, 46 and 47)		2,500.00
75	Less: Interest Paid to Noteholders (Item 49)		222,740.80
76	Less: 1st Priority Principal Distribution (Item 60)		—

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		56,293,897.51
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 77 > 0)		N/A

79	Servicer Advance (If Item 77 < 0, lesser of Item 78 and absolute value of Item 77, else 0)		—

80	Total Available Funds after Servicer Advance (Item 78 plus Item 79)		56,293,897.51

81	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)		—

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		—
84	Payment Date Advance Reimbursement		—
85	Additional Payment Advances for current period		—

86	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance		3,823,529.42
89	Initial Reserve Account Balance		3,823,529.42
90	Beginning Reserve Account Balance		3,823,529.42
91	Plus: Net Investment Income for the Collection Period		73.63

92	Subtotal: Reserve Fund Available for Distribution		3,823,603.05
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)		—
94	Less: Reserve Account Draw Amount (Item 81)		—

95	Subtotal Reserve Account Balance		3,823,603.05
96	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)		73.63

97	Equals: Ending Reserve Account Balance		3,823,529.42

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
99	Current Period Net Residual Losses:
100	Aggregate Securitization Value for Scheduled Terminated Units	1,277	22,600,739.46
101	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(26,829,785.21)
102	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(519,023.12)
103	Less: Excess Wear and Tear Received		(18,121.54)
104	Less: Excess Mileage Received		(27,227.61)

105	Current Period Net Residual Losses/(Gains)	1,277	(4,793,418.02)

106	Cumulative Net Residual Losses:
107	Beginning Cumulative Net Residual Losses	17,647	(79,378,488.77)
108	Current Period Net Residual Losses (Item 105)	1,277	(4,793,418.02)

109	Ending Cumulative Net Residual Losses	18,924	(84,171,906.79)

110	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-5.50%

G.	POOL STATISTICS
111	Collateral Pool Balance Data			Initial	Current
112	Aggregate Securitization Value			1,529,411,767.03	320,699,967.95
113	Aggregate Base Residual Value			992,284,335.68	289,460,204.70
114	Number of Current Contracts			59,863	17,131
115	Weighted Average Lease Rate			3.59%	3.31%
116	Average Remaining Term			26.7	3.8
117	Average Original Term			39.1	40.4
118	Proportion of Base Prepayment Assumption Realized				117.45%
119	Actual Monthly Prepayment Speed				1.69%
120	Turn-in Ratio on Scheduled Terminations				70.32%

		Sales Proceeds	Units	Book Amount	Securitization Value
121	Pool Balance - Beginning of Period		19,317	434,646,081.77	366,073,968.08
122	Depreciation/Payments			(6,631,932.13)	(5,019,686.38)
123	Gross Credit Losses		(2)	(40,806.15)	(39,293.94)
124	Early Terminations - Purchased by Customer		(166)	(3,775,390.09)	(3,147,008.47)
125	Early Terminations - Sold at Auction		(1)	(15,106.60)	(13,087.92)
126	Early Terminations - Purchased by Dealer		(740)	(17,286,343.51)	(14,554,183.95)
127	Early Terminations - Lease Pull Aheads		—	—	—
128	Scheduled Terminations - Purchased by Customer	7,118,522	(379)	(7,903,865.68)	(6,545,432.43)
129	Scheduled Terminations - Sold at Auction	119,657	(4)	(104,833.98)	(85,066.85)
130	Scheduled Terminations - Purchased by Dealer	19,346,896	(894)	(19,334,753.67)	(15,970,240.18)

131	Pool Balance - End of Period		17,131	379,553,049.96	320,699,967.95

132	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
133	Current		16,979	317,929,459.62	99.14%
134	31 - 60 Days Delinquent		101	1,851,417.30	0.58%
135	61 - 90 Days Delinquent		31	567,092.24	0.18%
136	91+ Days Delinquent		20	351,998.80	0.11%

137	Total		17,131	320,699,967.96	100.00%

138	Delinquency Trigger				6.86%
139	Delinquency Percentage (61 - Day Delinquent Receivables)				0.29%
140	Delinquency Trigger occurred in this collection Period?				No

141	Credit Losses:			Units	Amounts
142	Aggregate Securitization Value on charged-off units			2	39,293.94
143	Aggregate Liquidation Proceeds on charged-off units				—
144	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
145	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
146	Recoveries on charged-off units				(149,829.27)

147	Current Period Aggregate Net Credit Losses/(Gains)			2	(110,535.33)

148	Cumulative Net Credit Losses:
149	Beginning Cumulative Net Credit Losses			544	4,175,517.85
150	Current Period Net Credit Losses (Item 147)			2	(110,535.33)

151	Ending Cumulative Net Credit Losses			546	4,064,982.52

152	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.27%

153	Aging of Scheduled Maturies Not Sold				Units
154	0 - 60 Days since Contract Maturity				309
155	61 - 120 Days since Contract Maturity				103
156	121+ Days since Contract Maturity				80

	Summary of Material Modifications, Extensions or Waivers

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

VW CREDIT, INC., as Servicer